Cash and cash equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Fair value of cash and cash equivalents	$ 19,037	$ 2,366
Pledged cash	2,066
Fair value of restricted cash and cash equivalents	2,066
Fair value of non current restricted cash and cash equivalents	1,250	1,250
Fair value of current restricted cash and cash equivalents	816	1,185
Amended and restated agreement | Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Undrawn borrowing facilities	$ 14,200	$ 11,100